Credit Risk and Concentrations	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Credit Risk and Concentrations [Abstract]
Credit Risk and Concentrations

Note 12 — Credit Risk and Concentrations

Financial instruments that subject the Company to credit risk consist principally of trade accounts receivable and cash. The Company performs certain credit evaluation procedures and does not require collateral for financial instruments subject to credit risk. The Company believes that credit risk is limited because the Company routinely assesses the financial strength of its customers and, based upon factors surrounding the credit risk of its customers, establishes an allowance for uncollectible accounts and, consequently, believes that its accounts receivable credit risk exposure beyond such allowances is limited.

The Company maintains cash deposits with financial institutions, which, from time to time, may exceed federally insured limits of $250,000. Cash is also maintained at foreign financial institutions for its Ireland subsidiary. Cash in foreign financial institutions as of June 30, 2026 and December 31, 2025, was approximately $181 and $21,268, respectively. The Company has not experienced any losses and believes it is not exposed to any significant credit risk from cash.

The Company did not have any customers that accounted for at least 10% of revenues during the three or six months ended June 30, 2026 and 2025.

As of June 30, 2026 and December 31, 2025, Accounts receivable was immaterial and therefore there were no material concentrations.

As of June 30, 2026, four vendors represented approximately 29%, 21%, 14% and 14% of total gross accounts payable. Purchases from these vendors during the six months ended June 30, 2026, were $200,210, $177,058, $106,891 and $17,885, respectively. As of December 31, 2025, three vendors represented approximately 45%, 14% and 5% of total gross accounts payable. Purchases from these vendors during the six months ended June 30, 2025, were $24,433, $58,574 and $0, respectively.

For the six months ended June 30, 2026, two vendors represented approximately 28% and 20% of total purchases. For the six months ended June 30, 2025, three vendors represented approximately 14%, 12% and 11% of total purchases.

Note 12 — Credit Risk, Concentrations, and Segment Reporting

Financial instruments that subject the Company to credit risk consist principally of trade accounts receivable and cash. The Company performs certain credit evaluation procedures and does not require collateral for financial instruments subject to credit risk. The Company believes that credit risk is limited because the Company routinely assesses the financial strength of its customers and, based upon factors surrounding the credit risk of its customers, establishes an allowance for uncollectible accounts and, consequently, believes that its accounts receivable credit risk exposure beyond such allowances is limited.

The Company maintains cash deposits with financial institutions, which, from time to time, may exceed federally insured limits of $250,000. Cash is also maintained at foreign financial institutions for its Ireland subsidiary. Cash in foreign financial institutions as of December 31, 2025 and 2024 was immaterial. The Company has not experienced any losses and believes it is not exposed to any significant credit risk from cash.

The Company did not have any customers that accounted for at least 10% of revenues during the years ended December 31, 2025 and 2024.

As of December 31, 2025 and 2024, Accounts Receivable was immaterial and therefore there were no material concentrations.

As of December 31, 2025, two vendors represented approximately 45% and 14% of total gross accounts payable. Purchases from these vendors during the year ended December 31, 2025 were $26,313 and $58,683, respectively. As of December 31, 2024, three vendors represented approximately 39%, 37% and 15% of total gross accounts payable. Purchases from these vendors during the year ended December 31, 2024 was $396,049, $155,629 and $0, respectively.

For the year ended December 31, 2025, two vendors represented approximately 13% and 12% of total purchases. For the year ended December 31, 2024, two vendors represented approximately 23% and 9% of total purchases.

Segments

Under Topic 280, an operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the Chief Operating Decision Maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The Company operates as one operating segment. The Company’s Chief Executive Officer (“CEO”), as the Company’s CODM, manages and allocates resources to the operations of the Company on a consolidated basis. This enables the Company’s CEO to assess the overall level of available resources and determine how best to deploy these resources across service lines in line with the Company’s long-term company-wide strategic goals.

The CODM considers the Company’s net loss, expenses and the components of total assets to assess the segment’s performance and make resource allocation decisions for the Company’s single segment which is consistent with that presented within these consolidated financial statements. As the Company’s operations are comprised of a single reporting segment, the Company’s segment assets are reflected on the accompanying Consolidated Balance sheet as “total assets” and its significant segment expenses and net loss are listed on the accompanying Consolidated Statements of Operations and Comprehensive loss.